INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate and Federal Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective income tax rate and the federal statutory rate
Federal tax (benefit) at statutory rate	$ (541)	$ (617)	$ (532)
Stock compensation expense	62	127	68
Effect of differences in foreign tax rates	925	1,117	1,715
Effect of elimination of dividend distribution	3,239
ASC 740-10 reserve	21	21	(21)
Change in deferred tax valuation allowance	(2,369)	1,394	1,273
Other	(63)	21	791
Total income tax expense	$ 1,274	$ 2,063	$ 3,294